Leases	12 Months Ended
Dec. 31, 2021
Leases

16.	Leases

Leases that the Company, as a lessee, holds substantially all the risks and rewards of ownership are classified as finance leases. They are capitalized at the lease's commencement at the lower of the fair value of the leased asset and the present value of payments provided for in contract, and lease liability as a counterparty. Interest related to the leases is recognized in the statement of income as financial costs over the term of the contract.

Leases in which the Company, as a lessor, transfers substantially all the risks and rewards of ownership to the other party (lessee) are classified as finance leases. These lease values are transferred from the intangible assets of the Company and are recognized as a lease receivable at the lower of the fair value of the leased item and/or the present value of the receipts provided for in the agreement. Interest related to the lease is recognized in the statement of income as financial income over the contractual term.

Asset leases are financial assets or liabilities classified and/or measured at amortized cost.

Assets

	2021	2020
LT Amazonas	166,944	162,198
Subleases - Stores – IFRS 16	76,177	-
	243,121	162,198

Current portion	(30,076)	(5,357)
Non-current portion	213,045	156,841

The table below presents the schedule of cash receipts for the agreement currently in force, representing the estimated receipts (nominal values) in the signed agreements. These balances differ from those shown in the books since, in the case of the latter, the amounts are shown at present value:

Schedule of lease receivables nominal and present value

	Up to December 2022	Jan 2023–Dec 2026	Jan 2027 onwards	Nominal values	Present value
	55,939	167,320	176,895	400,154	243,121
LT Amazonas (i)	26,124	106,491	176,895	309,510	166,944
Subleases - Stores – IFRS 16 (ii)	29,815	60,829	-	90,644	76,177

(i)	LT Amazonas

As a result of the contract signed with LT Amazonas, the Company signed network infrastructure sharing agreements with Telefónica Brasil S.A. In these agreements, the company and Telefónica Brasil S.A. share investments made in the Northern Region of Brazil. The company has monthly amounts receivable from Telefónica Brasil S.A. for a period of 20 years, adjusted annually by the IPC-A. The discount rate used to calculate the present value of the installments due is 12.56% per annum, considering the date of signing the agreement.

(ii)	Subleases - Stores - IFRS 16

The Company, due to sublease agreements for third parties in some of its stores, recognized the present value of short and long term receivables, which are equal in value and term to the liability cash flows of the contracts called “resale stores.” The impact on lease liabilities is reflected in “Leases - Stores & Kiosks.”

Liabilities

	2021	2020

LT Amazonas (i)	302,091	290,385
Sale of Towers (leaseback) (ii)	1,507,629	1,256,410
Other (iv)	142,458	115,027
Sub-total	1,952,178	1,661,822

Other leases (iii):
Leases – Network Infrastructure	3,345,930	3,252,463
Leases - Shops & kiosks & real estate	653,422	434,990
Leases - Land (Network)	1,657,345	1,606,567
Leases – Fiber	1,454,664	1,422,993
Subtotal lease IFRS 16	7,111,361	6,717,013
Total	9,063,539	8,378,835

Current portion	(1,269,878)	(1,054,709)
Non-current portion	7,793,661	7,324,126

The amount of interest paid in the year ended December 31, 2021 related to IFRS 16 is R$ 599,296 (R$ 567,261 in the year ended December 31, 2020).

Changes to the lease liabilities are shown in note 37.

The table below presents the future payment schedule for the agreements in force, representing the estimated disbursements (nominal values) in the signed agreements. These nominal balances differ from those shown in the books since, in the case of the latter, the amounts are shown at present value:

	Up to December 2022	Jan 2023–Dec 2026	Jan 2027 onwards	Nominal values	Present value

Total - Lease liability	2,139,718	6,431,022	5,898,599	14,469,339	9,063,539

LT Amazonas (i)	57,349	202,271	336,138	595,758	302,091
Sale and leaseback of Towers (ii)	245,800	992,299	2,135,989	3,374,088	1,507,629
Other (iv)	28,348	112,493	142,458	283,299	142,458
Total other leases (iii)	1,808,221	5,123,959	3,284,014	10,216,194	7,111,361
Leases – Network infrastructure	752,818	2,450,689	1,735,619	4,939,126	3,345,930
Leases - Shops & kiosks & real estate	183,468	440,996	356,198	980,662	653,422
Leases - Land (Network)	340,099	1,135,266	1,192,197	2,667,562	1,657,345
Leases – Fiber	531,836	1,097,008	-	1,628,844	1,454,664

i)	LT Amazonas

The Company executed agreements for the right to use the infrastructure of companies that operate electric power transmission lines in Northern Brazil (“LT Amazonas”). The terms of these agreements are for 20 years, counted from the date on which the assets are ready to operate. The contracts provide for monthly payments to the electric power transmission companies, restated annually at the IPCA.

The discount rate used to calculate the present value of the installments due is 14.44% per annum, considering the signing date of agreements with transmission companies.

ii)	Sale and leaseback of Towers

The Company entered into two Sales Agreements with American Tower do Brasil Cessão de Infraestruturas Ltda. (“ATC”) in November 2014 and January 2015 for up to 6,481 telecommunications towers then owned by TIM Celular, for an amount of approximately R$  3 billion, and a Master Lease Agreement (“MLA”) for part of the space on these towers for a period of 20 years from the date of transfer of each tower, under a sale and leaseback transaction, with a provision for monthly rental amounts depending on the type of tower (greenfield or rooftop). The sales agreements provided for the towers to be transferred in tranches to ATC, due to the need to meet certain conditions precedent.

In total, 5,873 transfers of towers occurred, being 54, 336 and 5,483 in the years 2017, 2016 and 2015, respectively. This transaction resulted in a sales amount of R$ 2,651,247, of which R$ 1,088,390 was booked as deferred revenue and will be amortized over the period of the contract (note 23).

The discount rates used at the date of the transactions, ranging from 11.01% to 17.08% per annum, were determined based on observable market transactions that the company (the lessee) would have to pay on a similar lease and/or loan.

(iii)	Other leases:

In addition to lease agreements mentioned above, the Company also has lease agreements that qualify within the scope of IFRS 16.

The present value, principal and interest value on December 31, 2021 for the above contracts was estimated month-to-month, based on the average incremental rate of the Company’s loans, namely 8.94% (9.06% in 2020).

(iv)	It is substantially represented by lease transactions in transmission towers.

The lease amounts considered low value or lower in the 12-month period recognized as rental expense on December 31, 2021 is R$ 36,310 (R$ 28,523 on December 31, 2020).